Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of balances in foreign currencies	alances in foreign currencies at December 31, 2021 are as follows:

U.S. dollar
Cash and cash equivalents	$31,102,844
Other receivables	621,746
Accounts payable and accrued liabilities	(886,891)
$30,837,699